Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Jun. 30, 2016	Dec. 31, 2015
Accounts receivable non-trade	$ 1,364	$ 4,140
At cost, less accumulated depreciation	$ 1,378,660	$ 1,230,868
Convertible Preferred Stock [Member]
Convertible Preferred Units, issued	12.5	10.4
Convertible Preferred Units, outstanding	12.5	10.4
Common Stock Class Undefined [Member]
Limited partners - units issued	137.4	107.0
Limited partners - units outstanding	137.4	107.0
Preferred Units [Member]
Limited partners - units issued	11.0	11.0
Limited partners - units outstanding	11.0	11.0